Investments in Joint Ventures 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Book value [Abstract]
Beginning balance		₩ 3,147,584		₩ 2,239,011
Acquisition		123,143		292,033
Disposal		(2,774)		(35,915)
Dividends received		(106,801)		(112,612)
Share of profit (loss)		260,677		246,705
Other comprehensive income (loss)		79,554		507,544
Others		(15,684)		10,818
Ending balance		3,485,699		3,147,584
Beginning balance		8,992,048		7,471,384
Acquisition		545,252		387,070
Disposal		(5,685)		(67,313)
Dividends received		(592,813)		(711,940)
Share of profit (loss)		595,056		1,338,293
Other comprehensive income (loss)		152,752		552,812
Others		(24,022)		21,742
Ending balance		9,662,588		8,992,048
KEPCO-Uhde Inc.
Book value [Abstract]
Beginning balance		17	[1]	58
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(10)		(43)
Other comprehensive income (loss)		0		0
Others		(7)		2
Ending balance		0		17	[1]
Shuweihat Asia Power Investment B.V.
Book value [Abstract]
Beginning balance		66,452		37,069
Acquisition		0		0
Disposal		0		0
Dividends received		(512)		(3,545)
Share of profit (loss)		(440)		(1,303)
Other comprehensive income (loss)		4,402		34,231
Others		0		0
Ending balance		69,902		66,452
Shuweihat Asia Operation & Maintenance Company
Book value [Abstract]
Beginning balance		1,631	[1]	1,380
Acquisition		0		0
Disposal		0		0
Dividends received		(1,077)		(995)
Share of profit (loss)		1,237		1,154
Other comprehensive income (loss)		27		92
Others		0		0
Ending balance		1,818		1,631	[1]
Waterbury Lake Uranium L.P.
Book value [Abstract]
Beginning balance		21,750	[2]	21,590
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		70		1
Other comprehensive income (loss)		792		159
Others		0		0
Ending balance	[2]	22,612		21,750
ASM-BG Investicii AD
Book value [Abstract]
Beginning balance		14,555		18,692
Acquisition		0		0
Disposal		0		(6,255)
Dividends received		(697)		(2,395)
Share of profit (loss)		680		2,979
Other comprehensive income (loss)		201		1,534
Others		0		0
Ending balance		14,739		14,555
RES Technology AD
Book value [Abstract]
Beginning balance		15,133		16,703
Acquisition		0		0
Disposal		0		(3,673)
Dividends received		(697)		(333)
Share of profit (loss)		(513)		1,427
Other comprehensive income (loss)		460		1,009
Others		0		0
Ending balance		14,383		15,133
KV Holdings, Inc.
Book value [Abstract]
Beginning balance		9,659	[3]	2,527
Acquisition		0		0
Disposal		0		0
Dividends received		0		(394)
Share of profit (loss)		280		7,747
Other comprehensive income (loss)		161		(221)
Others		(4,914)		0
Ending balance		5,186		9,659	[3]
KEPCO SPC Power Corporation
Book value [Abstract]
Beginning balance		179,594	[3]	198,979
Acquisition		0		0
Disposal		0		0
Dividends received		0		(34,280)
Share of profit (loss)		13,224		27,591
Other comprehensive income (loss)		3,726		(12,696)
Others		0		0
Ending balance		196,544	[1],[4]	179,594	[3]
Gansu Datang Yumen Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,024		6,635
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		316		(464)
Other comprehensive income (loss)		(25)		(147)
Others		0		0
Ending balance		6,315		6,024
Datang Chifeng Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		191,982		204,587
Acquisition		0		0
Disposal		0		0
Dividends received		(14,293)		(8,732)
Share of profit (loss)		9,012		2,849
Other comprehensive income (loss)		38		(6,722)
Others		0		0
Ending balance		186,739		191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		44,398		44,217
Acquisition		0		0
Disposal		0		0
Dividends received		(1,771)		(2,694)
Share of profit (loss)		639		3,936
Other comprehensive income (loss)		(59)		(1,061)
Others		0		0
Ending balance		43,207		44,398
Rabigh Electricity Company
Book value [Abstract]
Beginning balance		214,607		143,678
Acquisition		0		0
Disposal		0		0
Dividends received		(6,263)		(11,447)
Share of profit (loss)		28,456		31,523
Other comprehensive income (loss)		(1,749)		50,853
Others		0		0
Ending balance		235,051		214,607
Rabigh Operation & Maintenance Company Limited
Book value [Abstract]
Beginning balance		5,113		4,071
Acquisition		0		0
Disposal		0		0
Dividends received		(2,994)		(2,735)
Share of profit (loss)		2,759		3,866
Other comprehensive income (loss)		86		(89)
Others		0		0
Ending balance		4,964		5,113
Jamaica Public Service Company Limited
Book value [Abstract]
Beginning balance		331,407		294,649
Acquisition		0		0
Disposal		0		0
Dividends received		(15,715)		(7,752)
Share of profit (loss)		32,862		28,541
Other comprehensive income (loss)		7,959		19,494
Others		(6,647)		(3,525)
Ending balance		349,866		331,407
KW Nuclear Components Co., Ltd.
Book value [Abstract]
Beginning balance		17,090		15,734
Acquisition		0		0
Disposal		0		0
Dividends received		(833)		(833)
Share of profit (loss)		2,423		2,189
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		18,680		17,090
Busan Shinho Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,719		5,841
Acquisition		0		0
Disposal		0		0
Dividends received		(1,169)		(478)
Share of profit (loss)		1,119		1,356
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		6,669		6,719
Global Trade Of Power System Co., Ltd.
Book value [Abstract]
Beginning balance		698	[5]	597
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(83)		101
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		615		698	[5]
Expressway Solar-light Power Generation Co., Ltd.
Book value [Abstract]
Beginning balance		4,754	[6]	3,084
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		433		1,670
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,187		4,754	[6]
Amman Asia Electric Power Company
Book value [Abstract]
Beginning balance		220,254	[1]	178,679
Acquisition		0		0
Disposal		0		0
Dividends received		(15,636)		(19,350)
Share of profit (loss)		17,833		23,442
Other comprehensive income (loss)		973		37,483
Others		0		0
Ending balance		223,424		220,254	[1]
KAPES, Inc.
Book value [Abstract]
Beginning balance		0	[1]	0
Acquisition		0		0
Disposal		0		0
Dividends received		(1,162)		0
Share of profit (loss)		1,162		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0	[1]
Honam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,819		4,041
Acquisition		0		0
Disposal		0		0
Dividends received		(522)		(174)
Share of profit (loss)		446		952
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,743		4,819
Korea Power Engineering Service Co., Ltd.
Book value [Abstract]
Beginning balance		5,543		5,415
Acquisition		0		0
Disposal		0		0
Dividends received		(44)		(86)
Share of profit (loss)		349		145
Other comprehensive income (loss)		0		0
Others		(140)		69
Ending balance		5,708		5,543
Chun-cheon Energy Co., Ltd.
Book value [Abstract]
Beginning balance		32,044		25,896
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,039		6,148
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		35,083		32,044
Yeonggwangbaeksu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,151	[5]	2,728
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		292		423
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,443		3,151	[5]
Nghi Son 2 Power LLC
Book value [Abstract]
Beginning balance		408,839		0
Acquisition		0		172,480
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		14,742		51,218
Other comprehensive income (loss)		(5,592)		185,141
Others		0		0
Ending balance		417,989		408,839
Kelar S.A
Book value [Abstract]
Beginning balance		117,137	[1]	86,695
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		11,655		3,695
Other comprehensive income (loss)		848		21,241
Others		1,889		5,506
Ending balance		131,529		117,137	[1]
PT. Tanjung Power Indonesia
Book value [Abstract]
Beginning balance		92,907		46,546
Acquisition		0		30,147
Disposal		0		0
Dividends received		(12,641)		(6,104)
Share of profit (loss)		9,679		4,645
Other comprehensive income (loss)		338		18,323
Others		(132)		(650)
Ending balance		90,151		92,907
Incheon New Power Co., Ltd.
Book value [Abstract]
Beginning balance		198	[2]	0
Acquisition		0		0
Disposal		0		0
Dividends received		(69)		0
Share of profit (loss)		147		198
Other comprehensive income (loss)		0		0
Others		22		0
Ending balance		298		198	[2]
Seokmun Energy Co., Ltd.
Book value [Abstract]
Beginning balance		17,336		13,842
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(745)		3,494
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		16,591		17,336
Daehan Wind Power PSC
Book value [Abstract]
Beginning balance		13,923		5,154
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,437		2,446
Other comprehensive income (loss)		66		6,323
Others		0		0
Ending balance		16,426		13,923
Barakah One Company
Book value [Abstract]
Beginning balance		0	[7]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	0		0
Nawah Energy Company
Book value [Abstract]
Beginning balance		315	[7]	294
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		10		1
Other comprehensive income (loss)		5		20
Others		0		0
Ending balance	[7]	330		315
Momentum
Book value [Abstract]
Beginning balance		345		368
Acquisition		0		0
Disposal		0		0
Dividends received		(365)		(369)
Share of profit (loss)		208		345
Other comprehensive income (loss)		21		1
Others		0		0
Ending balance		209		345
Daegu Green Power Co., Ltd.
Book value [Abstract]
Beginning balance		29,360	[8]	24,054
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,856)		5,079
Other comprehensive income (loss)		0		0
Others		(74)		227
Ending balance		26,430		29,360	[8]
Yeonggwang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		20,713		17,646
Acquisition		0		0
Disposal		0		0
Dividends received		(2,688)		0
Share of profit (loss)		5,355		3,067
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		23,380		20,713
Chester Solar IV SpA
Book value [Abstract]
Beginning balance		181		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		324		202
Other comprehensive income (loss)		(21)		(17)
Others		0		(4)
Ending balance		484		181
Chester Solar V SpA
Book value [Abstract]
Beginning balance		156		25
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		35		129
Other comprehensive income (loss)		(3)		3
Others		3		(1)
Ending balance		191		156
Diego de Almagro Solar SpA
Book value [Abstract]
Beginning balance		540		362
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		447		154
Other comprehensive income (loss)		(37)		2
Others		4		22
Ending balance		954		540
South Jamaica Power Company Limited
Book value [Abstract]
Beginning balance		46,437		37,360
Acquisition		0		0
Disposal		0		0
Dividends received		(7,667)		0
Share of profit (loss)		3,709		6,625
Other comprehensive income (loss)		630		2,452
Others		0		0
Ending balance		43,109		46,437
Daesan Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		19,218		21,244
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,977		(2,030)
Other comprehensive income (loss)		0		0
Others		(4)		4
Ending balance		22,191		19,218
RE Holiday Holdings LLC
Book value [Abstract]
Beginning balance		85,370		73,167
Acquisition		0		0
Disposal		0		0
Dividends received		(1,549)		(2,288)
Share of profit (loss)		(1,425)		2,526
Other comprehensive income (loss)		1,696		11,965
Others		0		0
Ending balance		84,092		85,370
RE Pioneer Holdings LLC
Book value [Abstract]
Beginning balance		55,172		47,015
Acquisition		0		0
Disposal		0		0
Dividends received		(1,162)		(1,337)
Share of profit (loss)		(2,089)		(275)
Other comprehensive income (loss)		2,160		9,769
Others		0		0
Ending balance		54,081		55,172
RE Barren Ridge 1 Holdings LLC
Book value [Abstract]
Beginning balance		3,350		1,883
Acquisition		0		0
Disposal		0		0
Dividends received		(3,087)		(1,625)
Share of profit (loss)		(1,733)		(2,886)
Other comprehensive income (loss)		59,624		5,978
Others		0		0
Ending balance		58,154		3,350
RE Astoria 2 LandCo LLC
Book value [Abstract]
Beginning balance		6,599		5,998
Acquisition		0		0
Disposal		0		0
Dividends received		(354)		(388)
Share of profit (loss)		575		571
Other comprehensive income (loss)		117		418
Others		0		0
Ending balance		6,937		6,599
RE Barren Ridge LandCo LLC
Book value [Abstract]
Beginning balance		2,333		2,120
Acquisition		0		0
Disposal		0		0
Dividends received		(161)		(160)
Share of profit (loss)		228		225
Other comprehensive income (loss)		41		148
Others		0		0
Ending balance		2,441		2,333
Laurel SpA
Book value [Abstract]
Beginning balance		554		290
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		64		245
Other comprehensive income (loss)		(14)		3
Others		9		16
Ending balance		613		554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Book value [Abstract]
Beginning balance		3,651	[5]	3,625
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(23)		26
Other comprehensive income (loss)		91		0
Others		0		0
Ending balance		3,719		3,651	[5]
Chile Solar JV SpA
Book value [Abstract]
Beginning balance		9,819		32,457
Acquisition		0		0
Disposal		0		(24,894)
Dividends received		0		0
Share of profit (loss)		3,569		159
Other comprehensive income (loss)		1,276		2,097
Others		(14,664)		0
Ending balance		0		9,819
Cheong-Song Noraesan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,263	[2]	4,106
Acquisition		0		0
Disposal		0		0
Dividends received		(865)		(672)
Share of profit (loss)		358		832
Other comprehensive income (loss)		0		0
Others		0		(3)
Ending balance	[2]	3,756		4,263
Chester Solar I SpA
Book value [Abstract]
Beginning balance		1,314		1,120
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(71)		120
Other comprehensive income (loss)		(29)		(1)
Others		24		75
Ending balance		1,238		1,314
Solar Philippines Calatagan Corporation
Book value [Abstract]
Beginning balance		56,902		58,231
Acquisition		0		0
Disposal		0		0
Dividends received		(6,025)		(1,710)
Share of profit (loss)		6,025		6,081
Other comprehensive income (loss)		1,228		(5,700)
Others		0		0
Ending balance		58,130		56,902
Saemangeum Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		23,551	[9]	23,939
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(132)		(388)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		23,419		23,551	[9]
Chungsongmeon BongSan wind power Co., Ltd.
Book value [Abstract]
Beginning balance		3,470	[5]	3,808
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(805)		(338)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,665		3,470	[5]
Jaeun Resident Wind Power Plant Co., Ltd.
Book value [Abstract]
Beginning balance		2,236	[5]	1,958
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(22)		278
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	2,214		2,236
DE Energia SpA
Book value [Abstract]
Beginning balance		9,536		8,921
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		167		615
Others		0		0
Ending balance		9,703		9,536
Dangjin Eco Power Co., Ltd.
Book value [Abstract]
Beginning balance		26,859		26,109
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		212		233
Other comprehensive income (loss)		(318)		513
Others		0		4
Ending balance		26,753		26,859
Haemodum Solar Co., Ltd.
Book value [Abstract]
Beginning balance		3,367		3,081
Acquisition		0		0
Disposal		0		0
Dividends received		(392)		0
Share of profit (loss)		147		286
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,122		3,367
Yangyang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		10,864		11,191
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(429)		(327)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,435		10,864
Horus Solar, S.A. De C.V.
Book value [Abstract]
Beginning balance		6,976	[10]	5,842
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,594		841
Other comprehensive income (loss)		611		293
Others		0		0
Ending balance		11,181	[11]	6,976	[10]
Recursos Solares PV De Mexico II, S.A. De C.V.
Book value [Abstract]
Beginning balance		4,899	[10]	4,536
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,088		68
Other comprehensive income (loss)		1,948		295
Others		0		0
Ending balance		10,935	[11]	4,899	[10]
Sunmex Renovables, S.A. De C.V.
Book value [Abstract]
Beginning balance		1,657	[10]	1,610
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,482		(151)
Other comprehensive income (loss)		402		198
Others		0		0
Ending balance		3,541	[11]	1,657	[10]
Stavro Holding II A.B.
Book value [Abstract]
Beginning balance		17,171		17,627
Acquisition		0		952
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(17)		157
Other comprehensive income (loss)		149		(1,687)
Others		960		122
Ending balance		18,263		17,171
Solaseado Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		16,233		9,891
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,720		6,342
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		17,953		16,233
Yeongam Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		9,879	[5]	6,838
Acquisition		0		0
Disposal		0		0
Dividends received		(592)		0
Share of profit (loss)		350		3,041
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	9,637		9,879
Samsu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,205	[5]	2,828
Acquisition		0		0
Disposal		0		0
Dividends received		(514)		0
Share of profit (loss)		331		377
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	3,022		3,205
Pulau Indah Power Plant Sdn. Bhd.
Book value [Abstract]
Beginning balance		26,814		22,099
Acquisition		0		0
Disposal		0		0
Dividends received		(27)		0
Share of profit (loss)		671		1,681
Other comprehensive income (loss)		(2,360)		3,034
Others		505		0
Ending balance		25,603		26,814
Sam-Yang Photovoltaic Power Co., Ltd.
Book value [Abstract]
Beginning balance		0		4,993
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				(123)
Other comprehensive income (loss)				0
Others				(4,870)
Ending balance				0
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Book value [Abstract]
Beginning balance		21,723		21,456
Acquisition		928		485
Disposal		(1,092)		(406)
Dividends received		(1,568)		(1,415)
Share of profit (loss)		1,906		1,603
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		21,897		21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Book value [Abstract]
Beginning balance		15,587	[1]	16,288
Acquisition		0		0
Disposal		(96)		(687)
Dividends received		0		0
Share of profit (loss)		(4)		(14)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		15,487		15,587	[1]
PT Barito Wahana Tenaga
Book value [Abstract]
Beginning balance		137,047		81,595
Acquisition		0		39
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		20,546		13,352
Other comprehensive income (loss)		(599)		42,061
Others		0		0
Ending balance		156,994		137,047
Cheongna Energy Co., Ltd.
Book value [Abstract]
Beginning balance		10,758	[9]	11,198
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		14,791		(440)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		25,549		10,758	[9]
Naepo Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		5,285		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,285		0
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Book value [Abstract]
Beginning balance		0	[12]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[13]	0	[12]
OneEnergy Asia Limited
Book value [Abstract]
Beginning balance		172,218		79,700
Acquisition		79,182		39,033
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		39,091		(18,294)
Other comprehensive income (loss)		(525)		71,779
Others		0		0
Ending balance		289,966		172,218
KAS Investment I LLC
Book value [Abstract]
Beginning balance		18,247	[2]	15,273
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,223)		2,426
Other comprehensive income (loss)		(240)		548
Others		0		0
Ending balance	[2]	15,784		18,247
KAS Investment II LLC
Book value [Abstract]
Beginning balance		18,173	[2]	15,213
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,225)		2,082
Other comprehensive income (loss)		(239)		878
Others		0		0
Ending balance	[2]	15,709		18,173
Energyco Co., Ltd. (formerly, Energyco LLC)
Book value [Abstract]
Beginning balance		2,190		1,535
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(50)		655
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,140		2,190
CAES, LLC
Book value [Abstract]
Beginning balance		20,805		18,435
Acquisition		0		0
Disposal		0		0
Dividends received		0		(217)
Share of profit (loss)		(860)		(198)
Other comprehensive income (loss)		114		1,756
Others		321		1,029
Ending balance		20,380		20,805
Hapcheon Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance		8,471	[5]	6,971
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,877		1,500
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	10,348		8,471
Busan Industrial Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		1,168		612
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(110)		556
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,058		1,168
Bitsolar Energy Co., Ltd.
Book value [Abstract]
Beginning balance		352		352
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		352		352
Pulau Indah O&M Sdn. Bhd.
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Guadalupe Solar SpA
Book value [Abstract]
Beginning balance		913	[9]	659
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		322		221
Other comprehensive income (loss)		(35)		33
Others		0		0
Ending balance	[9]	1,200		913
Omisan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		10,411		10,633
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(182)		(222)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,229		10,411
Foresight Iberian Solar Group Holding, S.L.
Book value [Abstract]
Beginning balance		10,565		9,743
Acquisition		0		1,781
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,034)		(1,016)
Other comprehensive income (loss)		0		3
Others		(412)		54
Ending balance		8,119		10,565
Yeongwol Eco Wind Co., Ltd.
Book value [Abstract]
Beginning balance		3,155		3,196
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		869		(41)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,024		3,155
Gurae Resident Power Co., Ltd.
Book value [Abstract]
Beginning balance		391		395
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		178		(4)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		569		391
Cheongju Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		10,490		5,465
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,418)		5,025
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		9,072		10,490
Enel X Midland Photovoltaic, LLC
Book value [Abstract]
Beginning balance		1,856		1,688
Acquisition		516		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		170		168
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,542		1,856
Geumsungsan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,493		6,053
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,022		(2,560)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,515		3,493
KEPCO KPS CARABAO Corp.
Book value [Abstract]
Beginning balance		177	[14]	386
Acquisition		0		0
Disposal		0		0
Dividends received		0		(104)
Share of profit (loss)		(184)		(105)
Other comprehensive income (loss)		7		0
Others		0		0
Ending balance		0		177	[14]
Prime Swedish Holding AB
Book value [Abstract]
Beginning balance		36,245		15,441
Acquisition		820		20,896
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(236)		(261)
Other comprehensive income (loss)		0		0
Others		1,960		169
Ending balance		38,789		36,245
Goheung New Energy Co., Ltd.
Book value [Abstract]
Beginning balance		11,832		11,708
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,904		124
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		15,736		11,832
Gunsan Land Solar Co., Ltd.
Book value [Abstract]
Beginning balance		27,544	[9]	19,317
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5,115)		8,220
Other comprehensive income (loss)		0		7
Others		0		0
Ending balance	[9]	22,429	[15]	27,544
Capman Lynx SCA, SICAR
Book value [Abstract]
Beginning balance		0		9,976
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(10,195)
Other comprehensive income (loss)		0		5,173
Others		0		(4,954)
Ending balance		0		0
International Offshore Power Transmission Holding Company Limited
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		338		0
Other comprehensive income (loss)		1,085		0
Others		0		0
Ending balance		1,423		0
Pyeongchang Wind Power Co., Ltd
Book value [Abstract]
Beginning balance		14,464	[16]	0
Acquisition		0		0
Disposal		0		0
Dividends received		(870)		0
Share of profit (loss)		(1,366)		0
Other comprehensive income (loss)		0		0
Others		0		14,464
Ending balance		12,228	[17]	14,464	[16]
Eumseong Eco Park Co., Ltd
Book value [Abstract]
Beginning balance		5,557		0
Acquisition		0		5,741
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,829		(184)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		8,386		5,557
Songsan Green Energy Co., Ltd
Book value [Abstract]
Beginning balance		1,387	[2]	0
Acquisition		7,000		1,400
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(25)		(13)
Other comprehensive income (loss)		(39)		0
Others		(8,323)		0
Ending balance		0		1,387	[2]
Changwon Nu-ri Energy Co., Ltd
Book value [Abstract]
Beginning balance		497	[2]	0
Acquisition		7,595		500
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(27)		(3)
Other comprehensive income (loss)		(38)		0
Others		0		0
Ending balance		8,027	[5]	497	[2]
Hasami Wind Farm Corporation
Book value [Abstract]
Beginning balance		1,589		0
Acquisition		0		1,596
Disposal		(1,586)		0
Dividends received		0		0
Share of profit (loss)		(3)		(7)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		1,589
PungBack Wind Farm Corporation
Book value [Abstract]
Beginning balance		6,743	[18]	0
Acquisition		0		7,884
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,197		(1,141)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		7,940		6,743	[18]
Trumbull Asset Management, LLC
Book value [Abstract]
Beginning balance		246	[17]	0
Acquisition		1		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		693		252
Other comprehensive income (loss)		0		(1)
Others		(4)		(5)
Ending balance	[17]	936		246
S-Power Chile SpA
Book value [Abstract]
Beginning balance		127		0
Acquisition		0		127
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(70)		0
Other comprehensive income (loss)		4		0
Others		3		0
Ending balance		64		127
Seungmun Green Energy
Book value [Abstract]
Beginning balance		9,054		0
Acquisition		0		8,973
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		703		120
Other comprehensive income (loss)		0		(39)
Others		0		0
Ending balance		9,757		9,054
Seobusambo highway photovoltaics Co., Ltd
Book value [Abstract]
Beginning balance		3,066	[19]	0
Acquisition		0		(1)
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		514		0
Other comprehensive income (loss)		0		0
Others		0		3,067
Ending balance		3,580		3,066	[19]
Yangyang Suri Wind Power Co Ltd [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		10,498
Disposal		0
Dividends received		0
Share of profit (loss)		(890)
Other comprehensive income (loss)		0
Others		0
Ending balance		9,608	[2]	0
KEPCO for Power Company [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		3,083
Disposal		0
Dividends received		0
Share of profit (loss)		(2,109)
Other comprehensive income (loss)		25
Others		(564)
Ending balance		435	[20]	0
Taebaek Wind Power Co., Ltd. [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		(2,820)
Share of profit (loss)		2,251
Other comprehensive income (loss)		0
Others		14,501
Ending balance		13,932		0
Jeonju Bio Green Energy Co Ltd [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		3,250
Disposal		0
Dividends received		0
Share of profit (loss)		(55)
Other comprehensive income (loss)		0
Others		0
Ending balance		3,195	[9]	0
Kumyang Eco Park Co Ltd [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		3,663
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		3,663		0
Jeongeup Green Power Co Ltd [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		1,560
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		1,560	[21]	0
Hadong Efactory Co Ltd [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		350
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		(1)
Others		0
Ending balance		349	[2]	0
Namyangju Combined Heat and Power Co Ltd [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		3,850
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		3,850	[22]	0
Wadi Noor Solar Power Company SAOC [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		847
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		(1)
Others		0
Ending balance		846		0
Fairhaven Energy Storage LLC [Member]
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		₩ 0	[23]	₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[3]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2022.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.
[7]	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[8]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[9]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[10]	The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.
[11]	The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	According to the Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[13]	According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[14]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[15]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[16]	After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[17]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	The effective percentage of ownership is 37%, considering potential common stock.
[19]	Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[20]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.
[21]	Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .
[22]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[23]	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.